Share-Based Compensation - Share Options Narratives (Details) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares | $	$ 7.1	$ 7.1
Share based compensation not yet recognized for unvested shares vesting period		2 years 8 months 15 days
Granted (in shares)		2,678,175
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share) | $ / shares		$ 5.45
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation arrangement by share-based payment award, shares issued in period		1,602,500
Share-based Payment, Options, Performance Condition
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation arrangement by share-based payment award, options, forfeitures in period		212,500
Granted (in shares)		80,000
Share-based compensation arrangement by share-based payment award, options,, vested, number of shares	80,000